OTHER INCOME, NET	3 Months Ended
Mar. 31, 2023
Other Income and Expenses [Abstract]
OTHER INCOME, NET	OTHER INCOME, NET
Included in other income, net, in Dole’s condensed consolidated statements of operations were the following items:

	Three Months Ended
	March 31, 2023	March 31, 2022

	(U.S. Dollars in thousands)
Rental income	$2,586	$4,124
Unrealized (loss) gain on foreign currency denominated borrowings	(2,296)	1,491
Realized loss on fair value hedges	(22)	—
Unrealized gain on fair value hedges	516	—
Non-cash realized gain on foreign currency denominated borrowings	—	1,029
Gain (loss) on investments	797	(1,669)
Non-service components of net periodic pension benefit costs	(623)	2,250
Gain (loss) on contingent consideration	55	(25)
Other	762	(4,736)
Other income, net	$1,775	$2,464